Acquisitions (Schedule Of Assets Acquired And Liabilities Assumed In Acquisition Table) (Details) - USD ($) $ in Millions		Aug. 29, 2014	Jul. 01, 2014	Mar. 21, 2014
Eagle Rock Midstream Acquisition [Member]
Business Acquisition [Line Items]
Current assets			$ 120
Property, plant and equipment			1,295
Goodwill			49
Other assets			4
Current liabilities			116
Long-term debt obligations, less current maturities			499
Other non-current liabilities			12
Eagle Rock Midstream Acquisition [Member]
Business Acquisition [Line Items]
Total assets acquired			1,468
Total liabilities assumed			627
Total consideration			$ 841
PVR Acquisition [Member]
Business Acquisition [Line Items]
Current assets				$ 149
Property, plant and equipment				2,716
Goodwill	[1]			370
Intangible assets				2,717
Investments in unconsolidated affiliates				62
Other assets				18
Total assets acquired				6,032
Current liabilities				168
Long-term debt obligations, less current maturities				1,788
Premium related to senior notes				99
Other non-current liabilities				30
Total liabilities assumed				2,085
Total consideration				$ 3,947
Susser Merger [Member]
Business Acquisition [Line Items]
Current assets		$ 446
Property, plant and equipment		1,069
Goodwill		1,734
Intangible assets		611
Other assets		17
Total assets acquired		3,877
Current liabilities		377
Long-term debt obligations, less current maturities		564
Deferred income taxes		488
Other non-current liabilities		39
Noncontrolling interest		626
Total liabilities assumed		2,094
Total consideration		1,783
Cash received		67
Total consideration, net of cash received		$ 1,716

[1]	(1)None of the goodwill is expected to be deductible for tax purposes.